PREPAIDS AND ADVANCES	12 Months Ended
Dec. 31, 2013
Prepaid Expenses and Advances Disclosure [Abstract]
Prepaid Expenses And Advances Disclosure [Text Block]
3.	PREPAIDS AND ADVANCES

The prepaids and advances primarily consist of $49,988 for employee and travel advances, $2,980 for prepaid rent and $8,930 for prepaid insurance as at December 31, 2013 (December 31, 2012 - $133,110 employee and travel advances, $54,296 prepaid rent and $17,633 for prepaid insurance). Other items included in the prepaids and advances total $3,119 (December 31, 2012 - $519).